Inventories, Net	12 Months Ended
Dec. 31, 2023
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 6 – INVENTORIES, NET

As of December 31, 2023 and 2022, inventories consisted of the following.

	2023	2022

Inventory	$236,739	$442,681
Less: reserve for obsolete inventories	(17,234)	(12,011)
Total	$219,505	$430,670

Inventories include computer, network hardware, and GTDs. The Company reviews its inventories periodically to determine if any reserves are necessary for potential obsolescence or if a write-down is necessary if the carrying value exceeds net realizable value.